Accounts Payable and Accrued Liabilities including Related Parties (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows:

	September 30, 2025	June 30, 2025
Accounts payable and accrued liabilities	$5,529,306	$3,156,258
Accounts payable and accrued liabilities - related parties	2,505,539	322,900
Total accounts payable and accrued liabilities (including related parties)	$8,034,845	$3,479,158

Accounts payable and accrued liabilities were as follows at June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Accounts payable and accrued liabilities	$1,941,068	$309,373
Accrued interest payable	1,215,190	57,772
Total accounts payable and accrued liabilities	$3,156,258	$367,145

	June 30, 2025	June 30, 2024
Accrued liabilities	$95,750	$238,510
Accrued director fees	117,150	57,000
Accrued bonuses	110,000	-
Total accounts payable and accrued liabilities - related parties	$322,900	$295,510